Other Payables (Schedule of other payables) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Employees and payroll accruals		$ 1,639	$ 1,910
Liability in respect of purchase of shares	[1]	417	0
Related parties		241	225
Deferred revenues		543	462
Other		780	260
Other payables		$ 3,620	$ 2,857

[1]	An amount of $667 was classified from Liability in respect of purchase of shares to current maturities for the year ended 31, December 2020.